Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of group's operating segment
	For the years ended December 31,
	2017	2018	2019
	$	$	$

PRC	17,687	4,282	1,701
Outside PRC:
United States	23,312	15,663	21,746
India	70,421	96,550	69,646
Rest of the world	10,813	11,925	5,865
Total net revenue	122,233	128,420	98,958